INCOME TAXES (Reconciliation of the Statutory Income Tax Rate to Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
(Loss)/income before provision for income taxes	$ 64,284	$ (4,492)	$ (8,342)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 16,071	$ (1,123)	$ (2,086)
Non-deductible expenses	5,220	$ 16	$ 17
Research and Development Tax Credit	$ (845)
Tax effect of tax losses not recognized		$ 1,112	$ 2,069
Effect of different tax rates of subsidiaries operating in other jurisdictions	$ 10
Income tax expense	$ 20,456	$ 5
Hong Kong tax rate	16.50%